Retirement Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement plan
Employer's contribution as percentage of cash balance plan participants eligible compensation	5.00%
Anticipated employer's contribution to the plan in 2014	$ 5,700,000
Change in projected benefit obligation
Projected benefit obligation, beginning of period	134,969,000	133,047,000
Service cost	0	0	0
Interest cost	5,259,000	5,379,000	5,872,000
Actuarial loss	(10,282,000)	1,485,000
Benefits paid	(4,943,000)	(4,942,000)
Curtailment	0	0
Projected benefit obligation, end of period	125,003,000	134,969,000	133,047,000
Accumulated benefit obligation
Accumulated benefit obligation	125,003,000	134,969,000
Change in plan assets
Fair value of plan assets, beginning of period	96,412,000	82,314,000
Actual return on plan assets	10,611,000	11,621,000
Employer contributions	5,359,000	7,419,000	5,400,000
Benefits paid	(4,943,000)	(4,942,000)
Fair value of plan assets, end of period	107,439,000	96,412,000	82,314,000
Unfunded status of the plan and amount recognized as accrued benefit liability
Unfunded status of the plan	(17,564,000)	(38,557,000)
Total amount recognized as accrued benefit liability	(17,564,000)	(38,557,000)
Pension related accounts recognized on the consolidated balance sheets and the components of accumulated other comprehensive loss related to the net periodic pension benefit costs
Other accrued expenses (current)	(695,000)	(373,000)
Other liabilities (long-term)	(16,869,000)	(38,184,000)
Total amount recognized as accrued pension benefit liability	(17,564,000)	(38,557,000)
Accumulated other comprehensive loss:
Net loss	32,681,000	48,978,000
Tax benefit	12,915,000	19,354,000
Net loss, net of tax benefit	19,766,000	29,624,000
Pension tax liability	5,760,000	5,760,000
Accumulated other comprehensive loss related to net periodic pension benefit cost	25,526,000	35,384,000
Net losses expected to be amortized during the next fiscal year
Net losses expected to be amortized during the next fiscal year	1,300,000
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Net gain (loss)	14,443,000	3,947,000	(18,503,000)
Amortization of net actuarial loss	1,854,000	1,578,000	753,000
Net gain (loss)	16,297,000	5,525,000	(17,750,000)
Tax benefit (provision)	6,439,000	2,132,000	(6,912,000)
Total amount recognized in other comprehensive income (loss)	9,858,000	3,393,000	(10,838,000)
Components of net periodic pension benefit cost
Service cost	0	0	0
Interest cost	5,259,000	5,379,000	5,872,000
Expected return on plan assets	(6,450,000)	(6,190,000)	(6,824,000)
Amortization of prior service cost	0	0	0
Amortization of net loss	1,854,000	1,579,000	754,000
Net periodic benefit cost	663,000	768,000	(198,000)
Expected future pension benefit payments for the next 10 years
2014	7,914,000
2015	5,879,000
2016	5,955,000
2017	5,966,000
2018	6,281,000
2019 through 2023	38,156,000
Actual return on plan assets
Actual rate of return on plan assets (as a percent)	12.00%	15.40%	4.00%
Target and actual asset allocation percentage
Target Allocation (as a percent)	100.00%
Percentage of Plan Assets	100.00%	100.00%
Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in plan assets
Fair value of plan assets, end of period	690,000	573,000
Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	106,749,000	95,839,000
Equity securities
Target and actual asset allocation percentage
Target Allocation (as a percent)	60.00%
Percentage of Plan Assets	60.00%	55.00%
Debt securities
Target and actual asset allocation percentage
Target Allocation (as a percent)	40.00%
Percentage of Plan Assets	40.00%	45.00%
Cash or cash equivalents
Change in plan assets
Fair value of plan assets, end of period	690,000	573,000
Cash or cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in plan assets
Fair value of plan assets, end of period	690,000	573,000
Money market funds
Change in plan assets
Fair value of plan assets, end of period	762,000	519,000
Money market funds | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	762,000	519,000
U.S. equity
Change in plan assets
Fair value of plan assets, end of period	37,645,000	30,034,000
U.S. equity | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	37,645,000	30,034,000
International equity
Change in plan assets
Fair value of plan assets, end of period	18,884,000	15,241,000
International equity | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	18,884,000	15,241,000
REIT
Change in plan assets
Fair value of plan assets, end of period	3,213,000	3,875,000
REIT | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	3,213,000	3,875,000
High yield bond
Change in plan assets
Fair value of plan assets, end of period	4,101,000	2,916,000
High yield bond | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	4,101,000	2,916,000
Emerging markets
Change in plan assets
Fair value of plan assets, end of period	5,994,000	6,374,000
Emerging markets | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	5,994,000	6,374,000
Investment grade fixed income
Change in plan assets
Fair value of plan assets, end of period	36,150,000	36,880,000
Investment grade fixed income | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	36,150,000	36,880,000
SERP
Weighted average assumptions used to estimate pension benefit obligations and to determine net periodic pension benefit cost
Discount rate used to estimate our pension benefit obligation (as a percent)	4.70%	3.60%	3.90%
Discount rate used to determine net periodic pension benefit cost (as a percent)	3.60%	3.90%	5.25%
Retirement Plan
Weighted average assumptions used to estimate pension benefit obligations and to determine net periodic pension benefit cost
Discount rate used to estimate our pension benefit obligation (as a percent)	5.00%	4.00%	4.20%
Discount rate used to determine net periodic pension benefit cost (as a percent)	4.00%	4.20%	5.25%
Expected long-term rate-of-return on plan assets (as a percent)	7.00%	7.00%	7.00%
LIN Television
Retirement plan
Employer's contribution as percentage of cash balance plan participants eligible compensation	5.00%
Anticipated employer's contribution to the plan in 2014	5,700,000
Change in projected benefit obligation
Projected benefit obligation, beginning of period	134,969,000	133,047,000
Interest cost	5,259,000	5,379,000	5,872,000
Actuarial loss	(10,282,000)	1,485,000
Benefits paid	(4,943,000)	(4,942,000)
Projected benefit obligation, end of period	125,003,000	134,969,000	133,047,000
Accumulated benefit obligation
Accumulated benefit obligation	125,003,000	134,969,000
Change in plan assets
Fair value of plan assets, beginning of period	96,412,000	82,314,000
Actual return on plan assets	10,611,000	11,621,000
Employer contributions	5,359,000	7,419,000	5,400,000
Benefits paid	(4,943,000)	(4,942,000)
Fair value of plan assets, end of period	107,439,000	96,412,000	82,314,000
Unfunded status of the plan and amount recognized as accrued benefit liability
Unfunded status of the plan	(17,564,000)	(38,557,000)
Total amount recognized as accrued benefit liability	(17,564,000)	(38,557,000)
Pension related accounts recognized on the consolidated balance sheets and the components of accumulated other comprehensive loss related to the net periodic pension benefit costs
Other accrued expenses (current)	(695,000)	(373,000)
Other liabilities (long-term)	(16,869,000)	(38,184,000)
Total amount recognized as accrued pension benefit liability	(17,564,000)	(38,557,000)
Accumulated other comprehensive loss:
Net loss	32,681,000	48,978,000
Tax benefit	12,915,000	19,354,000
Net loss, net of tax benefit	19,766,000	29,624,000
Pension tax liability	5,760,000	5,760,000
Accumulated other comprehensive loss related to net periodic pension benefit cost	25,526,000	35,384,000
Net losses expected to be amortized during the next fiscal year
Net losses expected to be amortized during the next fiscal year	1,300,000
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Net gain (loss)	14,443,000	3,947,000	(18,503,000)
Amortization of net actuarial loss	1,854,000	1,578,000	753,000
Net gain (loss)	16,297,000	5,525,000	(17,750,000)
Tax benefit (provision)	6,439,000	2,132,000	(6,912,000)
Total amount recognized in other comprehensive income (loss)	9,858,000	3,393,000	(10,838,000)
Components of net periodic pension benefit cost
Interest cost	5,259,000	5,379,000	5,872,000
Expected return on plan assets	(6,450,000)	(6,190,000)	(6,824,000)
Amortization of net loss	1,854,000	1,579,000	754,000
Net periodic benefit cost	663,000	768,000	(198,000)
Expected future pension benefit payments for the next 10 years
2014	7,914,000
2015	5,879,000
2016	5,955,000
2017	5,966,000
2018	6,281,000
2019 through 2023	38,156,000
Actual return on plan assets
Actual rate of return on plan assets (as a percent)	12.00%	15.40%	4.00%
Target and actual asset allocation percentage
Target Allocation (as a percent)	100.00%
Percentage of Plan Assets	100.00%	100.00%
LIN Television | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in plan assets
Fair value of plan assets, end of period	690,000	573,000
LIN Television | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	106,749,000	95,839,000
LIN Television | Equity securities
Target and actual asset allocation percentage
Target Allocation (as a percent)	60.00%
Percentage of Plan Assets	60.00%	55.00%
LIN Television | Debt securities
Target and actual asset allocation percentage
Target Allocation (as a percent)			40.00%
Percentage of Plan Assets	40.00%	45.00%
LIN Television | Cash or cash equivalents
Change in plan assets
Fair value of plan assets, end of period	690,000	573,000
LIN Television | Cash or cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Change in plan assets
Fair value of plan assets, end of period	690,000	573,000
LIN Television | Money market funds
Change in plan assets
Fair value of plan assets, end of period	762,000	519,000
LIN Television | Money market funds | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	762,000	519,000
LIN Television | U.S. equity
Change in plan assets
Fair value of plan assets, end of period	37,645,000	30,034,000
LIN Television | U.S. equity | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	37,645,000	30,034,000
LIN Television | International equity
Change in plan assets
Fair value of plan assets, end of period	18,884,000	15,241,000
LIN Television | International equity | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	18,884,000	15,241,000
LIN Television | REIT
Change in plan assets
Fair value of plan assets, end of period	3,213,000	3,875,000
LIN Television | REIT | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	3,213,000	3,875,000
LIN Television | High yield bond
Change in plan assets
Fair value of plan assets, end of period	4,101,000	2,916,000
LIN Television | High yield bond | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	4,101,000	2,916,000
LIN Television | Emerging markets
Change in plan assets
Fair value of plan assets, end of period	5,994,000	6,374,000
LIN Television | Emerging markets | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	5,994,000	6,374,000
LIN Television | Investment grade fixed income
Change in plan assets
Fair value of plan assets, end of period	36,150,000	36,880,000
LIN Television | Investment grade fixed income | Significant Observable Inputs (Level 2)
Change in plan assets
Fair value of plan assets, end of period	$ 36,150,000	$ 36,880,000
LIN Television | SERP
Weighted average assumptions used to estimate pension benefit obligations and to determine net periodic pension benefit cost
Discount rate used to estimate our pension benefit obligation (as a percent)	4.70%	3.60%	3.90%
Discount rate used to determine net periodic pension benefit cost (as a percent)	3.60%	3.90%	5.25%
LIN Television | Retirement Plan
Weighted average assumptions used to estimate pension benefit obligations and to determine net periodic pension benefit cost
Discount rate used to estimate our pension benefit obligation (as a percent)	5.00%	4.00%	4.20%
Discount rate used to determine net periodic pension benefit cost (as a percent)	4.00%	4.20%	5.25%
Expected long-term rate-of-return on plan assets (as a percent)	7.00%	7.00%	7.00%